EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Net Periodic Benefit Cost (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 5	$ 5
Interest cost	5	11
Expected return on assets	(16)	(20)
Amortization of:
Prior service credit	0	0
Actuarial loss	8	10
Net periodic benefit cost	2	6
Healthcare
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	1	1
Interest cost	1	3
Expected return on assets	(2)	(2)
Amortization of:
Prior service credit	(32)	(33)
Actuarial loss	1	1
Net periodic benefit cost	(31)	(30)
Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	5	4
Interest cost	0	0
Expected return on assets	0	0
Amortization of:
Prior service credit	0	0
Actuarial loss	0	0
Net periodic benefit cost	$ 5	$ 4